Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
202.739.3000
Fax: 202.739.3001
www.morganlewis.com

December 3, 2010

VIA EDGAR

US Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:   Advisors Series Trust (File Nos. 333-17391 and 811-07959)
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Ladies and Gentlemen:

On behalf of Advisors Series Trust (the "Trust") we are filing, pursuant to the Securities Exchange Act of 1934 and the Investment Company Act of 1940, a preliminary copy of a proxy statement on Schedule 14A, a notice of special meeting of shareholders (the "Special Meeting") of the McCarthy Multi-Cap Stock Fund (the "Fund"), a series of the Trust, and a form of proxy card (the "Proxy Materials") as they relate to an upcoming Special Meeting of Shareholders of the Fund (the "Special Meeting").

The Special Meeting is being called for the purpose of approving: (i) an Agreement and Plan of Reorganization which provides for the reorganization of the Fund into the WHG Dividend Growth Fund, a separate series of The Advisors' Inner Circle Fund ("AIC"); and (ii) an Interim Advisory Agreement for the Fund between the Trust and Westwood Management Corp.

Please direct any questions or comments you may have to my attention at the address listed above or, alternatively, you can call me at 202.739.5676.

Sincerely,

/S/ BEAU YANOSHIK
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Beau Yanoshik